EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks
Aerospace & Defense — 2.0%
Boeing Co. (The)	126,611	$18,882,764
Northrop Grumman Corp.	113,274	34,271,049
United Technologies Corp.	223,719	21,103,413
		74,257,226
Automobiles — 1.7%
Tesla, Inc.*(a)	120,367	63,072,308
Banks — 5.6%
Bank of America Corp.	2,012,819	42,732,147
Citigroup, Inc.	789,967	33,273,410
JPMorgan Chase & Co.	779,295	70,159,929
PNC Financial Services Group, Inc. (The)	356,809	34,153,758
Truist Financial Corp.(a)	928,081	28,622,018
		208,941,262
Beverages — 0.8%
PepsiCo, Inc.	246,730	29,632,273
Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc.*	246,053	20,791,479
Vertex Pharmaceuticals, Inc.*	124,596	29,647,618
		50,439,097
Building Products — 0.7%
Johnson Controls International PLC	992,892	26,768,368
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	239,754	37,063,571
Chemicals — 2.2%
FMC Corp.	402,333	32,866,583
Linde PLC (United Kingdom)	279,016	48,269,768
		81,136,351
Consumer Finance — 0.8%
Capital One Financial Corp.	255,651	12,889,924
SLM Corp.	2,482,612	17,849,980
		30,739,904
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.(a)	914,796	49,151,989
Electric Utilities — 2.1%
American Electric Power Co., Inc.	979,863	78,369,443
Electrical Equipment — 0.5%
Emerson Electric Co.	382,580	18,229,937
Entertainment — 3.4%
Netflix, Inc.*	246,883	92,704,566
Walt Disney Co. (The)	348,318	33,647,519
		126,352,085
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	255,956	55,734,419
Boston Properties, Inc.	226,612	20,900,425
		76,634,844
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	169,143	$48,227,744
Walmart, Inc.	484,865	55,090,361
		103,318,105
Food Products — 2.0%
Conagra Brands, Inc.	971,093	28,491,869
Mondelez International, Inc. (Class A Stock)	931,374	46,643,210
		75,135,079
Health Care Equipment & Supplies — 0.2%
Intuitive Surgical, Inc.*	18,677	9,249,037
Health Care Providers & Services — 1.7%
Cigna Corp.	157,552	27,915,063
Laboratory Corp. of America Holdings*	281,453	35,572,845
		63,487,908
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.(a)	132,522	21,912,513
Household Products — 1.3%
Procter & Gamble Co. (The)(a)	439,150	48,306,500
Insurance — 2.6%
Chubb Ltd.	362,217	40,456,017
Marsh & McLennan Cos., Inc.	286,259	24,749,953
MetLife, Inc.	995,673	30,437,723
		95,643,693
Interactive Media & Services — 6.7%
Alphabet, Inc. (Class A Stock)*	81,054	94,180,695
Alphabet, Inc. (Class C Stock)*	51,921	60,374,258
Facebook, Inc. (Class A Stock)*	432,538	72,147,339
Tencent Holdings Ltd. (China)	473,553	23,303,255
		250,005,547
Internet & Direct Marketing Retail — 6.0%
Alibaba Group Holding Ltd. (China), ADR*	377,747	73,464,236
Amazon.com, Inc.*	76,737	149,615,664
		223,079,900
IT Services — 7.7%
Adyen NV (Netherlands), 144A*	71,075	60,396,102
Mastercard, Inc. (Class A Stock)	337,407	81,504,035
PayPal Holdings, Inc.*	267,156	25,577,515
Shopify, Inc. (Canada) (Class A Stock)*(a)	119,660	49,889,844
Visa, Inc. (Class A Stock)(a)	439,900	70,876,688
		288,244,184
Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	62,346	17,027,940
Media — 0.8%
Comcast Corp. (Class A Stock)(a)	896,931	30,836,488
Multi-Utilities — 0.7%
Dominion Energy, Inc.	382,564	27,617,295
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EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	597,252	$43,276,880
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	611,667	21,341,062
		64,617,942
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	244,533	38,963,888
Pharmaceuticals — 7.0%
AstraZeneca PLC (United Kingdom), ADR	2,782,740	124,277,168
Bristol-Myers Squibb Co.	530,038	29,544,318
Eli Lilly & Co.(a)	769,975	106,810,932
		260,632,418
Road & Rail — 1.8%
Uber Technologies, Inc.*	1,005,993	28,087,325
Union Pacific Corp.	273,705	38,603,353
		66,690,678
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.(a)	125,299	29,708,393
NVIDIA Corp.	291,488	76,836,237
QUALCOMM, Inc.	294,618	19,930,907
Texas Instruments, Inc.(a)	286,374	28,617,354
		155,092,891
Software — 12.2%
Adobe, Inc.*	229,062	72,896,691
Atlassian Corp. PLC (Class A Stock)*	49,929	6,853,254
Coupa Software, Inc.*(a)	223,245	31,194,024
Microsoft Corp.	1,202,932	189,714,406
RingCentral, Inc. (Class A Stock)*	48,443	10,265,556
salesforce.com, Inc.*	562,866	81,041,447
SAP SE (Germany), ADR(a)	295,105	32,609,102
Trade Desk, Inc. (The) (Class A Stock)*(a)	52,745	10,179,785
Workday, Inc. (Class A Stock)*(a)	159,468	20,765,923
		455,520,188
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	96,741	9,027,870
Home Depot, Inc. (The)	172,890	32,280,292
Lowe’s Cos., Inc.	352,215	30,308,101
Ross Stores, Inc.	188,850	16,424,284
		88,040,547
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	574,981	146,211,918
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 3.0%
Kering SA (France)	65,115	$33,981,145
Lululemon Athletica, Inc.*	227,943	43,206,596
NIKE, Inc. (Class B Stock)	400,800	33,162,192
		110,349,933
Trading Companies & Distributors — 0.5%
United Rentals, Inc.*(a)	188,976	19,445,630

Total Long-Term Investments (cost $2,662,765,000)		3,610,218,880
Short-Term Investments — 17.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	120,833,794	120,833,794
PGIM Institutional Money Market Fund (cost $547,639,001; includes $547,371,620 of cash collateral for securities on loan)(b)(w)	548,744,086	547,866,096

Total Short-Term Investments (cost $668,472,795)		668,699,890

TOTAL INVESTMENTS—114.7% (cost $3,331,237,795)		4,278,918,770

Liabilities in excess of other assets — (14.7)%		(547,906,273)

Net Assets — 100.0%		$3,731,012,497

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $526,156,450; cash collateral of $547,371,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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